Segment Reporting (Details) - Schedule of Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Total assets:
Total assets	$ 141,997,159	$ 146,675,280
Total liabilities:
Total liabilities	105,954,375	117,393,537
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	10,732,784	8,815,957
Total liabilities:
Total liabilities	12,841,698	9,728,199
Online Stores and Services [Member]
Total assets:
Total assets	4,323,971	20,070,215
Total liabilities:
Total liabilities	5,853,185	11,812,654
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	126,940,404	117,789,108
Total liabilities:
Total liabilities	$ 87,259,492	$ 95,852,684